SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL [Abstract]
Schedule of stock by class

Authorized share capital:
(in thousands of $ except per share amount)	2013	2012
50 million common shares of $0.01 each	500	500

Issued and fully paid share capital:
(in thousands of $ except per share amount)	2013	2012
30,472,061 common shares of $0.01 par value (2012: 24,437,000 shares)	305	244